Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Other Payables [Abstract]
Schedule of other payables
	December 31,
	2020	2021
	Thousands USD	Thousands USD
Accrued expenses	1,635	2,658
Contract liabilities	968	3,021
Lease liability	1,148	2,086
Employees and related liabilities	1,230	4,392
Government authorities	659	1,231
Current maturities in respect of government grants	226	428
Other	44	20
	5,910	13,836